Pledged Assets and Collateral - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Reserve funds maintained with the BOJ	¥ 10,507	¥ 5,656
Reserve funds requires to be maintained by MHFG Group	1,099	1,050
Fair value collateral received that can be sold or repledged	15,501	14,704
Fair value collateral received that can be sold or repledged, value of collateral sold or repledged	¥ 13,834	¥ 11,859